SHARE-BASED COMPENSATION - Employee share options activity (Details) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	1,479,214
Exercised (in shares) | shares	(33,869)
Outstanding, ending balance | shares	1,445,345	1,479,214
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	1,445,345		1,445,345
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.51
Weighted average exercise price
Outstanding, beginning balance | $ / shares	0.51
Exercised | $ / shares	0.55
Outstanding, ending balance | $ / shares	$ 0.51	$ 0.51
Weighted average remaining contractual term
Outstanding, December 31, 2019	1 year 3 months 18 days	2 years 2 months 12 days
Vested and expected to vest at December 31, 2018	1 year 3 months 18 days
Exercisable as of December 31, 2019	1 year 3 months 18 days
Aggregate intrinsic value
Outstanding, December 31, 2019	$ 1,005		¥ 6,997
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableIntrinsicValue1 | $	$ 1,005